Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Equity Investments in Subsidiaries, Associates and Joint Ventures

NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES
15.1    Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.23	12.31.22	12.31.23	12.31.22
Agri Tech Investments Argentina S.A.U.	199,937	199,937	100.00%	100.00%
Agri Tech Investments LLC	1,180,032,017	199,997,240	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A. (*)	—	3,910,000	—%	100.00%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,308	99.99%	99.99%
Galicia Capital US LLC	1,000	—	100.00%	—%
Galicia Holdings US Inc.	1,000	—	100.00%	—%
Galicia Investments LLC	10,237,394	—	100.00%	—%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	18,308,870	18,308,870	100.00%	100.00%
Galicia Ventures LP	350,371,489	—	100.00%	—%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
Nera Uruguay S.A. (formerly Halsiuk S.A.) (**)	40	—	100.00%	—%
IGAM LLC	4,750,561,179	3,503,311,179	100.00%	100.00%
INVIU S.A.U.	809,611,333	2,469,146	100.00%	100.00%
INVIU Capital Markets Limited	1	—	100.00%	—%
INVIU Technology Limited	1	—	100.00%	—%
INVIU Uruguay Agente de Valores S.A.	40,000,000	40,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,712,567,500	100.00%	100.00%
Sudamericana Holding S.A.	32,717,429	185,653	100.00%	100.00%
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.) (***)	4,512,697,946	—	99.43%	—%
Tarjeta Naranja S.A.U.	2,896	2,824	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(*)    Company absorbed by Tarjeta Naranja S.A.U. as from October 1, 2023.
(**) As of the date of issuance of these financial statements, the process for the change of name is pending registration at the Registry of Legal Entities of the ROU.
(***) As of the date of issuance of these financial statements, the process of change of name is pending approval by the Superintendence of Insurance of the Nation.
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.23
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	5,619,464	1,823,584	3,795,880	(1,575,307)
Agri Tech Investments LLC	2,627,333	—	2,627,333	(2,764,723)
Banco de Galicia y Buenos Aires S.A.U.	17,462,854,154	14,133,816,515	3,329,037,639	567,720,041
Cobranzas Regionales S.A. (**)	—	—	—	(7,487,966)
Galicia Asset Management S.A.U.	58,007,212	19,228,961	38,778,251	49,793,282
Galicia Broker Asesores de Seguros S.A. (***)	3,311,783	1,082,548	2,229,235	2,957,420
Galicia Capital US LLC	81,487	—	81,487	(31,564)
Galicia Holdings US Inc.	81,503	81,487	16	8
Galicia Investments LLC	16,110	—	16,110	(14,516)
Galicia Retiro Compañía de Seguros S.A.U. (***)	7,823,100	6,239,013	1,584,087	219,284
Galicia Securities S.A.U.	116,799,362	93,974,707	22,824,655	25,765,826
Galicia Seguros S.A.U. (***)	46,176,066	17,717,199	28,458,867	14,215,675
Galicia Ventures LP	1,611,091	—	1,611,091	443,704
Galicia Warrants S.A.	11,248,573	3,824,339	7,424,234	337,672
Nera Uruguay S.A. (formerly Halsiuk S.A.) (****)	—	1,066	(1,066)	520
IGAM LLC	24,179,557	4,536	24,175,021	3,005,650
INVIU S.A.U.	100,649,713	85,027,385	15,622,328	1,126,063
INVIU Capital Markets Limited	36,700	34	36,666	18,955
INVIU Technology Limited	5,624	—	5,624	(4,959)
INVIU Uruguay Agente de Valores S.A.	3,748,605	2,337,716	1,410,889	(751,218)
Naranja Digital Compañía Financiera S.A.U.	495,490,717	465,277,089	30,213,628	(13,626,412)
Sudamericana Holding S.A. (***)	65,523,607	5,019,007	60,504,600	23,506,287
Sudamericana Seguros Galicia S.A. (formerly Seguros SURA S.A.) (*****)	320,968,413	289,395,726	31,572,687	917,590
Tarjeta Naranja S.A.U.	2,233,159,150	1,755,705,121	477,454,029	57,514,963
Tarjetas Regionales S.A.	553,095,650	22,847	553,072,803	31,124,559
Well Assistance S.A.U. (***)	1,117	6,695	(5,578)	(5,578)
____________________
(*)    Income attributable to the shareholders of the parent.
(**)    Net income for the nine-month period ended September 30, 2023.
(***) Net income for the twelve-month period ended December 31, 2023.
(****) Net income for the six-month period ended December 31, 2023.
(*****) Net income for the three-month period ended December 31, 2023.

	12.31.22
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	1,859,324	500,697	1,358,627	38,983
Agri Tech Investments LLC	1,359,047	—	1,359,047	39,020
Banco de Galicia y Buenos Aires S.A.U.	18,407,071,336	15,259,033,549	3,148,037,787	(255,259,763)
Cobranzas Regionales S.A.	25,401,826	5,153,708	20,248,118	(21,983,049)
Galicia Asset Management S.A.U.	45,806,446	16,587,976	29,218,470	38,447,436
Galicia Broker Asesores de Seguros S.A. (**)	2,433,573	1,027,533	1,406,040	370,592
Galicia Retiro Compañía de Seguros S.A.U. (**)	7,599,716	6,232,112	1,367,604	366,279
Galicia Securities S.A.U.	33,220,491	20,611,548	12,608,943	9,036,182
Galicia Seguros S.A.U. (**)	73,409,160	44,966,513	28,442,647	14,962,686
Galicia Warrants S.A.	11,850,064	3,930,635	7,919,429	545,637
IGAM LLC	15,976,371	3,088	15,973,283	(15,777,717)
INVIU S.A.U.	33,796,365	19,300,114	14,496,251	(15,117,919)
INVIU Uruguay Agente de Valores S.A.	26,660,084	26,099,225	560,859	(486,296)
Naranja Digital Compañía Financiera S.A.U.	202,797,670	180,836,906	21,960,764	(18,735,055)
Sudamericana Holding S.A. (**)	32,959,741	81,016	32,878,725	15,109,615
Tarjeta Naranja S.A.U.	2,597,688,350	2,122,879,232	474,809,118	59,182,178
Tarjetas Regionales S.A.	536,264,725	46,095	536,218,630	6,894,734
Well Assistance S.A.U. (***)	627,738	—	627,738	—
____________________
(*) Income attributable to the shareholders of the parent.
(**)    Net income for the twelve-month period ended December 31, 2022.
Corporate Reorganization
Grupo Financiero Galicia S.A. and Tarjetas Regionales S.A.
On March 16, 2021, the Public Registry of Commerce registered the merger-spin-off between Grupo Financiero Galicia S.A. as the merging company for the spin-off equity from Dusner S.A., Fedler S.A. and its shareholders, as spin-off companies, jointly holders of 17% of the capital stock of Tarjetas Regionales S.A.; and the capital increase of Grupo Financiero Galicia S.A.
Consequently, Grupo Financiero Galicia S.A. now has control of 1,756,704,458 shares of Tarjetas Regionales S.A., which represent 100% of the capital stock and 100% of the votes.
On June 15, 2021, Grupo Financiero Galicia S.A. sold 10,000 shares of Tarjetas Regionales S.A., representing 0.000569%, to Galicia Securities S.A.U.
Tarjeta Naranja S,A.U. and Cobranzas Regionales S.A.
On July 14, 2023, the Group decided to initiate the necessary steps to carry out a merger by absorption (the “Merger”), whereby Tarjeta Naranja S.A.U. (absorbing company) absorbs Cobranzas Regionales S.A. (absorbed company) effective as from October 1, 2023.

The Merger was carried out within the provisions established in Article 80, Paragraph c), and concordant articles of the Income Tax Law No. 20,628 (Ordered Text of 2019) and its regulations, with the aim, inter alia, of: (i) unifying the administration and management of both companies, with the consequent optimization of services and reduction of costs, (ii) unifying the commercial and marketing programs, (iii) increasing synergy and efficiency to provide a better and more effective customer service and a more efficient rendering of services, (iv) strengthening the payment pooling business within the economic group with the commercial experience Tarjeta Naranja S.A.U. has with its network of physical branch offices (more than 150 throughout the country), and (v) improving the organization and use of resources.

The Prior Merger Agreement was executed by the parties on December 4, 2023, having been approved by the Boards of Directors of Tarjeta Naranja S.A.U. (absorbing company) and Cobranzas Regionales (absorbed company) on the same date.

As of the date of issuance of these Financial Statements, the Merger is pending registration with the relevant corporate regulators (National Securities Commission, General Directorate of Legal Entities of the Province of Cordoba and the Superintendency of Corporations).
Ondara S.A. liquidation and final distribution
On April 13, 2022, the Ordinary and Extraordinary Shareholders' Meeting approved the early dissolution of the company and its subsequent liquidation, under the terms of the provisions of article 94, paragraph 1 of the General Law of Companies. By virtue of the net worth resulting from the Special Liquidation Financial Statements, the final distribution was made on the first day of November 2022.
Participation in other controlled companies
On May 20, 2022, the Board of Directors of the Company resolved the creation of the company Agri Tech Investments LLC, in the state of Delaware, United States of America in order to continue the company's business strategy of providing comprehensive financial services, in this case focused on agriculture. For this purpose, on August 16, 2022, Agri Tech Investments Argentina S.A.U. was created, located in the province of Mendoza, whose main purpose is to operate as a service agent, collection and payment management, and financing for agriculture related activities.
On November 7, 2022, Well Assistance S.A.U., a company controlled by Sudamericana Holding S.A., was incorporated, whose main purpose is to provide assistance services of all kinds and/or provide services related to personal or organizational well-being directly aimed at achieving a healthier, fuller and more balanced life, targeting the general public. On December 28, 2022, it was registered in the Public Registry of Commerce.
During the first quarter of 2023, the Board of Directors of Grupo Financiero Galicia S.A. decided to create two companies, Galicia Investments LLC in the state of Delaware, in the United States of America, and Galicia Ventures LP in Ontario, Canada, in order to facilitate the investment initiatives within the open innovation and corporate venturing program.

On October 11, 2023, the Group acquired 99.434% of the capital stock of Seguros Sura S.A., an insurance company with insurance solutions and services for individuals and families, SMEs, large companies and the agricultural and livestock segment, served by a broad network of insurance advisors (see Business Combination).

On October 23, 2023, the Board of Directors of the Company decided to create two companies in the United States of America, Galicia Holdings US Inc. in the state of Delaware, controlling Galicia Capital US LLC, in the state of Florida, a company aimed at attracting new customers by incorporating a wide range of financial instruments and enabling the development of innovative credit products.
15.2    Equity Investments in Associates
Banco Galicia, together with other financial entities, has set up Play Digital S.A. a company whose purpose is to develop and market a payment solution linked to the bank accounts of the financial system users in order to significantly improve their payment experience. The board of directors of said company is made up of key personnel of Banco Galicia, therefore, having significant influence, the investment is measured by the equity method.

Company	Equity Investment %	Place of Business	12.31.23	12.31.22
Play Digital S.A.	15.69	CABA	5,342,615	4,185,565
The movements of such investment are as follows:

Company	12.31.22	Contributions (1)	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.23
Play Digital S.A.	4,185,565	4,849,575	231,588	(3,924,113)	5,342,615
(1)Banco Galicia has made new contributions after the closing.

Company	12.31.21	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.22
Play Digital S.A.	2,070,758	4,710,524	169,496	(2,765,213)	4,185,565
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	32,768,026	12,652,331	20,115,695	(15,760,487)
(*) Balances according to financial statements as of September 30, 2023, restated in closing currency.
For more details see Schedule E.
15.3 Business combination
On August 11, 2023 Sudamericana Holding S.A. entered into a share purchase agreement with Suramericana S.A. and Santa María del Sol S.A.U. (collectively “the seller”), whereby they agreed to sell their entire shareholding in Seguros Sura S.A. after approval of such transaction by the Argentine Superintendency of Insurance (Superintendencia de Seguros de la Nación, SSN).
On September 21, 2023, the SSN approved the transaction and, as a consequence, on October 11, 2023, it was materialized through the transfer 4,512,697,946 ordinary shares with a nominal value of Ps.1 (expressed in Argentine pesos) and with one vote per share, representing 99.43% of the capital and votes of Sudamericana Seguros Galicia S.A. (formerly Seguros Sura S.A.).
The acquiree company is an insurance company that offers insurance solutions and services for individuals and families, large companies and the agricultural and livestock segment, served by a broad network of insurance advisors who make it possible to achieve more than half of the insurer's turnover. The incorporation of the aforementioned company complements the marketing of insurance, which until now was only channeled through the Bank. Seguros Sura S.A. has 775,000 customers and 13 branch offices in the country and a network of approximately 5,000 insurance producers.
The acquired business generated, from the insurance activity, income for the Group amounting to Ps.59,521,234 and a loss of Ps.(912,395) for the period from the acquisition date to December 31, 2023. If such acquisition had occurred on January 1, 2023, the income would have amounted to Ps.218,743,593 and the loss would have amounted to Ps.(4,292,010).
The consideration paid for the business combination amounted to Ps.22,475,933.
The fair value of the net assets acquired as at September 30, 2023 amounted to Ps.32,306,345.
Due to the strategy of concentrating its operations in fewer countries and the need to sell the company in Argentina, the seller accepted the fair value of the price paid. Since the latter is lower than the amount of net assets acquired, the Group recorded a gain of Ps.9,830,412 in “Profit or Loss from Associates and Joint Ventures.”
The fair value of the net assets acquired is currently under review and could be subject to changes within one year from the date of acquisition, in accordance with IFRS 3; however, it is estimated that no significant variations will arise from the aforementioned review.
The Assets and Liabilities arising from the acquisition are detailed below:

Item	Fair value
Assets
Cash and Due from Banks	5,152,580
Investments	154,950,448
Property, Plant and Equipment	4,776,374
Reinsurance Contract Assets	32,383,791
Other Assets	24,927,640
Total Assets	222,190,833
Liabilities
Provisions	1,132,429
Insurance Contracts Liabilities	171,589,685
Other Liabilities	16,978,441
Total Liabilities	189,700,555
Net Assets	32,490,278
Minority Interest	(183,933)
Net Assets Acquired	32,306,345